Related parties	12 Months Ended
Dec. 31, 2020
Related parties [abstract]
Related parties

49 Related parties

In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 36 ‘Pension and other postemployment benefits’. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.

Subsidiaries

Transactions with ING Groep N.V.'s main subsidiaries
	2020	2019
Assets	45,625	44,242
Liabilities	134	163

Income received	1,122	1,103
Expenses paid	9	9

Transactions between ING Groep N.V. and its subsidiaries are eliminated on consolidation. Reference is made to Note 47 ‘Principal subsidiaries’ for a list of principal subsidiaries and their statutory place of incorporation.

Assets from ING’s subsidiaries mainly comprise long-term funding. Liabilities to ING’s subsidiaries mainly comprise short-term deposits.

Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2020	2019	2020	2019
Assets	100	96		0
Liabilities	239	97	1	6
Off-balance sheet commitments	10	29		0

Income received	14	11

Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.

Key management personnel compensation

The Executive Board of ING Groep N.V., the Management Board Banking and the Supervisory Board are considered Key Management personnel of ING Group. In 2020 and 2019, the three members of the Executive Board of ING Groep N.V. were also members of the Management Board Banking.

Transactions with key management personnel, including their compensation are included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
2020in EUR thousands	Executive Board of ING Groep N.V. [3]	Management Board Banking 1.4	Total
Fixed Compensation
– Base salary	3,609	4,170	7,779
– Collective fixed allowances [2]	898	1,009	1,907
– Pension costs	58	93	151
– Severance benefits[4]		667	667
Variable compensation
– Upfront cash		305	305
– Upfront shares		305	305
– Deferred cash		457	457
– Deferred shares		457	457
– Other emoluments[5]	652	814	1,466
Total compensation	5,217	8,277	13,494

1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 110,111.

3 In 2020 one member of the Executive Board left ING during the year. The table includes compensation earned in the capacity as board member.

4 One member of the Management Board Banking left ING at the end of the year. In line with applicable regulation a severance payment was granted.

5 Other emoluments include reimbursement of costs related to home/work commute, costs relating to tax and financial planning services, costs associated with a company car and for expats, the costs associated with housing and schooling and costs related to reimbursement of Directors and Officers indemnity

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2019in EUR thousands
Fixed Compensation
– Base salary	4,587	3,847	8,434
– Collective fixed allowances [2]	1,167	937	2,104
– Pension costs	78	94	172
– Severance benefits
Variable compensation
– Upfront cash		361	361
– Upfront shares	247	378	625
– Deferred cash		541	541
– Deferred shares	371	566	937
– Other emoluments[5]	281	536	817
Total compensation	6,731	7,260	13,991

1 Excluding members that are also members of the Executive Board of ING Groep N.V. One Management Board Banking member was appointed to the Executive Board during the year.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 107,539.

3 In 2019 one member of the Executive Board left and one member joined. The table includes their compensation earned in the capacity as board member and in addition an advisor fee for the period in which the activities were transferred to the successor.

4 One member left ING during the year. The table includes compensation earned in the capacity as board member.

5 The prior period has been updated to improve consistency and comparability.

Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss. The total remuneration of the Executive Board and Management Board Banking is disclosed in the table above. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2020 relating to the fixed expenses of 2020 and the vesting of variable remuneration of earlier performance years, is EUR 12 million in 2020 (2019: EUR 11 million).

The table below shows the total of fixed remuneration, expense allowances and attendance fees for the Supervisory Board in 2020 and 2019.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2020	2019
Total compensation	1,042	1,045

Balances outstanding with key management personnel were as follows:

Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2020	2019	2020	2019	2020	2019
Executive Board members		2,402		1.4%		97
Management Board Banking	350	350	2.6%	2.6%
Supervisory Board members
Total	350	2,752				97

The loans and advances mentioned in the table above (1) were made in the ordinary course of business, (2) were granted on conditions that are comparable to those of loans and advances granted to all employees and (3) did not involve more than the normal risk of collectability or present other unfavourable features. Loans and advances to members of the Executive Board and Management Board Banking are compliant with the standards set out in the DNB guidelines for loans to officers and directors of a regulated entity, such as ING.

As at 31 December 2020 Deposits outstanding from key management personnel amounted to EUR 12.5 million (31 December 2019: EUR 12.4 million). Total interest paid in 2020 on these deposits amounted to EUR 14 thousand (2019: EUR 13 thousand).

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2020	2019	2020	2019
Executive Board members	88,741	172,523		46,198
Management Board Banking	254,052	147,713
Supervisory Board members	5,295	54,065
Total number of shares and stock options	348,088	374,301		46,198